UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 9, 2007

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	32985
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN                          COM              031162100      471     6890 SH       SOLE                     6890
BANK OF AMERICA                COM              060505104      324     6067 SH       SOLE                     6067
BECTON DICKINSON               COM              075887109      391     5570 SH       SOLE                     5570
BJ SERVICES                    COM              055482103      186     6350 SH       SOLE                     6350
CHEVRON CORP                   COM              166764100      274     3720 SH       SOLE                     3720
CISCO SYSTEMS                  COM              17275R102      487    17805 SH       SOLE                    17805
CIT GROUP                      COM              125581108      288     5160 SH       SOLE                     5160
CONOCOPHILLIPS                 COM              20825c104      143     1983 SH       SOLE                     1983
COSTCO                         COM              22160K105      444     8405 SH       SOLE                     8405
DANAHER                        COM              235851102      212     2925 SH       SOLE                     2925
DOMINION RES                   COM              25746U109      655     7817 SH       SOLE                     7817
DUKE ENERGY                    COM              26441C105      288     8675 SH       SOLE                     8675
EXXON MOBIL                    COM              30231G102      865    11283 SH       SOLE                    11283
FDX CORP                       COM              31428X106      676     6219 SH       SOLE                     6219
GENERAL ELECTRIC               COM              369604103      370     9933 SH       SOLE                     9933
HELMERICH & PAYNE              COM              423452101       77     3150 SH       SOLE                     3150
HOME DEPOT                     COM              437076102      264     6575 SH       SOLE                     6575
IDACORP INC                    COM              451107106        8      200 SH       SOLE                      200
INGERSOLL-RAND                 COM              456866102      112     2850 SH       SOLE                     2850
JOHNSON & JOHNSON              COM              478160104      607     9200 SH       SOLE                     9200
L-3 COMM                       COM              502424104      340     4160 SH       SOLE                     4160
METLIFE                        COM              59156R108      125     2125 SH       SOLE                     2125
MICRON TECH                    COM              595112103       13      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      575    19240 SH       SOLE                    19240
PEPSICO INC                    COM              713448108      469     7495 SH       SOLE                     7495
PIPER JAFFRAY COS              COM              724078100      211     3245 SH       SOLE                     3245
PROCTOR & GAMBLE               COM              742718109      209     3253 SH       SOLE                     3253
ROYAL DUTCH SHELL ADR          COM              780259206       87     1230 SH       SOLE                     1230
SCHLUMBERGER                   COM              806857108      125     1987 SH       SOLE                     1987
ST JUDE MEDICAL                COM              790849103      179     4900 SH       SOLE                     4900
SUN MICROSYSTEMS               COM              866810104       85    15630 SH       SOLE                    15630
TITLE ONE CORP                 COM                             303    30250 SH       SOLE                    30250
TRIUMPH GOLD CORP              COM              896807104        4    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      120     1595 SH       SOLE                     1595
US BANCORP                     COM              902973106    18707   516914 SH       SOLE                   516914
VALERO ENERGY                  COM              91913Y100       49      950 SH       SOLE                      950
WACHOVIA CORP                  COM              929903102      220     3860 SH       SOLE                     3860
WELLS FARGO                    COM              949746101      669    18800 SH       SOLE                    18800
BARCLAYS BK 6.625% PERP                         06739F390       24      900 SH       SOLE                      900
KEYCORP CAP VIII 7% 6/15/66                     49327V205       45     1700 SH       SOLE                     1700
ROYAL BK SCOTLND 6.75% PERP                     780097754       11      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1026 20573.360SH       SOLE                20573.360
LAUDUS INT'L MRKTMASTERS INST                   808509640     1515 73615.647SH       SOLE                73615.647
LAUDUS INT'L MRKTMASTERS INV                    808509889        7  354.275 SH       SOLE                  354.275
THORNBURG VAL FD-A                              885215731       56 1428.842 SH       SOLE                 1428.842
USGI GLBL RESOURCES FD                          911476208      104 6999.733 SH       SOLE                 6999.733
ISHARES COMEX GOLD TRUST                        464285105      108 1710.000 SH       SOLE                 1710.000
ISHARES LEHMAN TRES PROT INF S                  464287176       78  785.000 SH       SOLE                  785.000
KIMCO REALTY                                    49446R109       18   400.00 SH       SOLE                   400.00
SIMON PROPERTY GROUP INC                        828806109      366  3610.00 SH       SOLE                  3610.00